Condensed Interim Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jan. 31, 2025	Apr. 30, 2024
Current assets
Cash	$ 12,915	$ 3,459
Amounts receivable, net	3,606	3,790
Tax receivable	177	414
Inventory	1,920	2,139
Unbilled revenue	1,082	277
Prepaid expenses	1,042	1,408
Total current assets	20,742	11,487
Restricted cash	90	86
Deposit on equipment	488	475
Property and equipment	15,219	16,696
Intangible assets	1,124	23,557
Goodwill	7,871	7,687
Total assets	45,534	59,988
Current liabilities
Accounts payable and accrued liabilities	4,391	4,372
Deferred revenue	2,353	1,353
Income taxes payable	202	553
Leases	1,689	1,563
Deferred acquisition payments	298	284
Current liabilities	8,933	8,125
Leases	11,239	12,118
Deferred income tax liability	238	4,067
Total liabilities	20,410	24,310
SHAREHOLDERS' EQUITY
Share capital	136,354	119,773
Contributed surplus	12,779	12,387
Accumulated other comprehensive loss	2,624	2,078
Accumulated deficit	(126,633)	(98,560)
Equity	25,124	35,678
Total liabilities and shareholders' equity	$ 45,534	$ 59,988